INCOME TAXES - Deferred Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets
Net operating loss carry-forwards	¥ 167,973	¥ 137,310
Deductible advertising expenses	72,496	144,192
Others	5,810	194
Total deferred tax assets	246,279	281,696
Less: valuation allowance	(222,038)	(281,696)	¥ (325,027)	¥ (354,306)
Deferred tax assets, net of valuation allowance	24,241	0
Components of Deferred Tax Liabilities
Accelerated tax depreciation	(15,190)	(25,688)
Unrealized gains from investments	(32,610)	(7,613)
Others	(9,962)	(1,150)
Total deferred tax liabilities	(57,762)	(34,451)
Deferred tax liabilities, net of deferred tax assets	¥ (33,521)	¥ (34,451)